Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events
Subsequent Events

24. Subsequent Events

        Between January 1, 2015 and March 10, 2015, the Company issued 106,526 new shares of common stock, to the employees of the Manager in respect of grants made in 2014, as described in Note 20, Stock Based Compensation.